PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of activities in allowance for doubtful accounts) (Details) - Other Receivables And Prepayments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 4,671,896	$ 4,924,063	$ 5,207,840
Provisions	0	65,341	788
Foreign currency translation adjustment	288,124	(317,508)	(284,565)
Ending balance	$ 4,960,020	$ 4,671,896	$ 4,924,063